Segment Information	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment Information
NOTE 21. SEGMENT INFORMATION
The Company manages and reports its businesses in the following five segments:
•Dow Jones—The Dow Jones segment consists of Dow Jones, a global provider of news and business information whose products target individual consumers and enterprise customers and are distributed through a variety of media channels including newspapers, newswires, websites, mobile apps, newsletters, magazines, proprietary databases, live journalism, video and podcasts. Dow Jones’s consumer products include premier brands such as The Wall Street Journal, Barron’s, MarketWatch and Investor’s Business Daily. Dow Jones’s professional information products, which target enterprise customers, include Dow Jones Risk & Compliance, a leading provider of data solutions to help customers identify and manage regulatory, corporate and reputational risk with tools focused on financial crime, sanctions, trade and other compliance requirements, Dow Jones Energy, a leading provider of pricing data, news, insights, analysis and other information for energy commodities and key base chemicals, Factiva, a leading provider of global business content, and Dow Jones Newswires, which distributes real-time business news, information and analysis to financial professionals and investors.
•Digital Real Estate Services—The Digital Real Estate Services segment consists of the Company’s 61.4% interest in REA Group and 80% interest in Move. The remaining 20% interest in Move is held by REA Group. REA Group is a market-leading digital media business specializing in property and is listed on the Australian Securities Exchange (“ASX”) (ASX: REA). REA Group advertises property and property-related services on its websites and mobile apps, including Australia’s leading residential, commercial and share property websites, realestate.com.au, realcommercial.com.au and Flatmates.com.au, property.com.au and property portals in India. In addition, REA Group provides property-related data to the financial sector and financial services through a digital property search and financing experience and a mortgage broking offering.
Move is a leading provider of digital real estate services in the U.S. and primarily operates Realtor.com®, a premier real estate information, advertising and services platform. Move offers real estate advertising solutions to agents and brokers, including its ConnectionsSM Plus, Market VIPSM, AdvantageSM Pro and Listing Toolkit products as well as its referral-based services, ReadyConnect ConciergeSM and RealChoiceTM Selling (formerly UpNest). Move also offers online tools and services to do-it-yourself landlords and tenants.
•Book Publishing—The Book Publishing segment consists of HarperCollins, the second largest consumer book publisher in the world, with operations in 15 countries and particular strengths in general fiction, nonfiction, children’s and religious publishing. HarperCollins owns more than 120 branded publishing imprints, including Harper, William Morrow, Mariner, HarperCollins Children’s Books, Avon, Harlequin and Christian publishers Zondervan and Thomas Nelson, and publishes works by well-known authors such as Harper Lee, George Orwell, Agatha Christie and Zora Neale Hurston, as well as global author brands including J.R.R. Tolkien, C.S. Lewis, Daniel Silva, Karin Slaughter and Dr. Martin Luther King, Jr. It is also home to many beloved children’s books and series and a significant Christian publishing business.
•News Media—The News Media segment consists primarily of News Corp Australia, News UK and the New York Post and includes The Australian, The Daily Telegraph, Herald Sun, The Courier Mail, The Advertiser and the news.com.au website in Australia, The Times, The Sunday Times, The Sun, The Sun on Sunday and thesun.co.uk in the U.K. and the-sun.com in the U.S. This segment also includes Wireless Group, operator of talkSPORT, the leading sports radio network in the U.K., Talk in the U.K., Australian News Channel, which operates the Sky News Australia network, Australia’s 24-hour multi-channel, multi-platform news service, and Storyful, a social media content agency.
•Other—The Other segment consists primarily of general corporate overhead expenses, strategy costs and costs related to the U.K. Newspaper Matters.
Segment EBITDA is the primary measure used by the Company’s chief operating decision maker to evaluate the performance of, and allocate resources within, the Company’s businesses. Segment EBITDA is defined as revenues less operating expenses and selling, general and administrative expenses. Segment EBITDA does not include: depreciation and amortization, impairment and restructuring charges, equity losses of affiliates, interest (expense) income, net, other, net, income tax (expense) benefit and net income (loss) from discontinued operations, net of tax. Segment EBITDA may not be comparable to similarly titled measures reported by other companies, since companies and investors may differ as to what items should be included in the calculation of Segment EBITDA. Segment EBITDA provides management, investors and equity analysts with a measure to analyze the operating performance of each of the Company’s business segments and its enterprise value against historical data and competitors’ data, although historical results may not be indicative of future results (as operating performance is highly contingent on many factors, including customer tastes and preferences).
Segment information is summarized as follows:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Revenues:
Dow Jones	$2,231	$2,153	$2,004
Digital Real Estate Services	1,658	1,539	1,741
Book Publishing	2,093	1,979	2,191
News Media	2,270	2,341	2,501
Other	—	—	—
Total Revenues	$8,252	$8,012	$8,437
Segment EBITDA:
Dow Jones	$542	$494	$433
Digital Real Estate Services	508	457	574
Book Publishing	269	167	306
News Media	133	173	238
Other	(211)	(202)	(227)
Depreciation and amortization	(440)	(415)	(372)
Impairment and restructuring charges	(133)	(121)	(105)
Equity losses of affiliates	(6)	(127)	(13)
Interest expense, net	(18)	(49)	(44)
Other, net	(59)	3	47
Income before income tax expense from continuing operations	585	380	837
Income tax expense from continuing operations	(206)	(152)	(64)
Net income from continuing operations	379	228	773
Net loss from discontinued operations, net of tax	(25)	(41)	(13)
Net income	$354	$187	$760

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Depreciation and amortization:
Dow Jones	$153	$152	$119
Digital Real Estate Services	137	123	112
Book Publishing	54	49	49
News Media	91	84	84
Other	5	7	8
Total Depreciation and amortization	$440	$415	$372

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Capital expenditures:
Dow Jones	$100	$91	$77
Digital Real Estate Services	131	130	109
Book Publishing	32	42	37
News Media	93	83	85
Other	1	1	2
Total Capital expenditures	$357	$347	$310

	As of June 30,
	2024	2023
	(in millions)
Total assets:
Dow Jones	$4,139	$4,305
Digital Real Estate Services	3,020	2,942
Book Publishing	2,647	2,629
News Media	2,018	2,047
Other(a)	1,858	1,783
Investments	429	427
Assets held for sale(b)	2,573	2,788
Total assets	$16,684	$16,921
(a)The Other segment primarily includes Cash and cash equivalents.
(b)See Note 3—Discontinued Operations.

	As of June 30,
	2024	2023
	(in millions)
Goodwill and intangible assets, net:
Dow Jones	$3,248	$3,298
Digital Real Estate Services	1,828	1,779
Book Publishing	914	958
News Media	294	316
Other	—	—
Total Goodwill and intangible assets, net	$6,284	$6,351
Geographic Segments

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Revenues:(a)
U.S. and Canada(b)	$4,004	$3,965	$4,094
Europe(c)	1,734	1,666	1,805
Australasia and Other(d)	2,514	2,381	2,538
Total Revenues	$8,252	$8,012	$8,437
(a)Revenues are attributed to region based on location of customer.
(b)Revenues include approximately $3.9 billion for fiscal 2024, $3.8 billion for fiscal 2023 and $4.0 billion for fiscal 2022 from customers in the U.S.
(c)Revenues include approximately $1.3 billion for fiscal 2024, $1.2 billion for fiscal 2023 and $1.4 billion for fiscal 2022 from customers in the U.K.
(d)Australasia comprises Australia, Asia, Papua New Guinea and New Zealand. Revenues include approximately $2.1 billion for fiscal 2024, $2.0 billion for fiscal 2023 and $2.2 billion for fiscal 2022 from customers in Australia.

	As of June 30,
	2024	2023
	(in millions)
Long-lived assets:(a)
U.S. and Canada	$1,414	$1,623
Europe	858	843
Australasia and Other	762	746
Total long-lived assets	$3,034	$3,212
(a)Reflects total assets less current assets, goodwill, intangible assets, investments and deferred income tax assets.
There is no material reliance on any single customer. Revenues are attributed to countries based on location of customers.